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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558

                          Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2004 through August 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                   SHORT TERM
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                     8/31/05

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1

Portfolio Summary                                                              2

Prices and Distributions                                                       3

Performance Update                                                             4

Comparing Ongoing Fund Expenses                                                8

Portfolio Management Discussion                                               10

Schedule of Investments                                                       15

Financial Statements                                                          24

Notes to Financial Statements                                                 32

Report of Independent Registered Public Accounting Firm                       38

Trustees, Officers and Service Providers                                      39

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 8/31/05
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------
Questions about the economic outlook moved from theoretical to real when Hurricane Katrina wreaked its devastation on people and property in New Orleans and the Gulf Coast. Before the storm struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. And even after ten straight hikes by the Federal Reserve Board, interest rates remained at tolerable levels, while businesses and households were managing to live with rising energy costs. Now, the Fed must decide whether to raise rates further to avert higher inflation ignited by Katrina-induced spikes in oil and gas prices, or to stand aside lest higher rates stifle the ongoing expansion. But the massive outpouring of federal recovery spending may be enough of a stimulus for the Fed to move forward with its "measured" rate increases. Constraints on energy availability and disruptions at the Port of Louisiana, a key export-import portal, may also put the brakes on gross domestic product (GDP) growth for a time.

Consumers may also face difficult choices. The national savings rate stands at zero or less, leaving households with little financial slack to absorb punishing price increases at the pump and in their heating and utility bills. However, consumers are notably resilient. If conditions remain favorable in the job market, their behavior seems unlikely to change very much.

Barring surprises, Katrina's apparent impact does not undercut our favorable expectations for the rest of the year. Carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Your long-term return will depend on which kinds of investments you own, as well as your individual holdings. For a review of your portfolio and ideas for aligning your investments with your aspirations, talk to your financial professional.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/05
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

U.S. Government Securities                      56.1%
U.S. Corporate Bonds                            26.7%
Collateralized Mortgage Obligations             13.9%
Asset Backed Securities                          2.6%
U.S. Government Agency Obligations               0.7%


Portfolio Quality

--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

Treasury/Agency                                 73.7%
AAA                                              1.3%
AA                                               2.0%
A                                                7.3%
BBB                                             10.5%
BB                                               3.1%
B & Lower                                        1.1%
Commercial Paper                                 1.0%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.    U.S. Treasury Strip Principal, 0.0%, 5/15/07      3.81%
 2.    U.S. Treasury Notes, 2.25%, 4/30/06               3.76
 3.    U.S. Treasury Notes, 3.125%, 4/15/09              2.78
 4.    U.S. Treasury Notes, 3.75%, 3/31/07               2.71
 5.    Federal Home Loan Bank, 3.75%, 1/15/11            2.62
 6.    U.S. Treasury Notes, 3.625%, 6/30/07              2.16
 7.    Federal Home Loan Bank, 4.43%, 4/7/08             2.03
 8.    U.S. Treasury Notes, 3.375%, 2/15/08              2.01
 9.    U.S. Treasury Notes, 3.125%, 5/15/07              2.01
10.    U.S. Treasury Notes, 3.25%, 8/15/08               1.87

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class         8/31/05         8/31/04
 -----         -------         -------
   A            $9.84          $10.02
   B            $9.84          $10.01
   C            $9.82          $10.00
   Y            $9.85          $10.01

Distributions Per Share
--------------------------------------------------------------------------------


                           9/1/04 - 8/31/05
                           ----------------
                   Net
               Investment     Short-Term      Long-Term
 Class           Income     Capital Gains   Capital Gains
 -----           ------     -------------   -------------
   A            $0.3085          $ -             $ -
   B            $0.2245          $ -             $ -
   C            $0.2371          $ -             $ -
   Y            $0.3425          $ -             $ -

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/05                                        CLASS A SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund at public offering price, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of August 31, 2005)

                                            Net Asset            Public Offering
Period                                     Value (NAV)             Price (POP)
Life-of-Class
(7/8/04)                                      1.66%                  -0.59%
1 Year                                        1.31                   -1.25
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED DOCUMENT.]

                       Pioneer Short Term        Lehman Brothers One- to Three-
                       Income Fund               Year Government/Credit Index
7/31/2004                  $9,746                         $10,000
8/31/2004                  $9,804                         $10,078
8/31/2005                  $9,932                         $10,218

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 2.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/05                                        CLASS B SHARES


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of August 31, 2005)

                                               If                          If
Period                                        Held                      Redeemed
Life-of-Class
(7/8/04)                                      0.83%                      -0.88%
1 Year                                        0.56                       -1.41
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED DOCUMENT.]

                      Pioneer Short Term        Lehman Brothers One- to Three-
                      Income Fund               Year Government/Credit Index
7/31/2004                 $ 9,988                        $10,000
8/31/2004                 $10,040                        $10,078
8/31/2005                 $ 9,899                        $10,218


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/05                                        CLASS C SHARES


Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(as of August 31, 2005)

                                                     If                   If
Period                                              Held               Redeemed
Life-of-Class
(7/8/04)                                            0.91%                0.91%
1 Year                                              0.58                 0.58
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED DOCUMENT.]

                      Pioneer Short Term        Lehman Brothers One- to Three-
                      Income Fund               Year Government/Credit Index
7/31/2004                 $ 9,994                        $10,000
8/31/2004                 $10,046                        $10,078
8/31/2005                 $10,105                        $10,218


Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset vale per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(as of August 31, 2005)

                                                   If                     If
Period                                            Held                 Redeemed
Life-of-Class
(7/8/04)                                          2.12%                  2.12%
1 Year                                            1.86                   1.86
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED DOCUMENT.]

                   Pioneer Short Term        Lehman Brothers One- to Three-
                   Income Fund               Year Government/Credit Index
7/31/2004              $ 9,993                        $10,000
8/31/2004              $10,057                        $10,078
8/31/2005              $10,244                        $10,218

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------


As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on actual returns from March 1, 2005 through August 31, 2005

Share Class                             A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 3/1/05
Ending Account Value              $1,011.89      $1,007.62      $1,006.91      $1,012.73
On 8/31/05
Expenses Paid During Period*      $    4.54      $    8.48      $    8.48      $    3.33

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.74%, 1.69%, and 0.58% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 31, 2005 through August 31, 2005

Share Class                           A              B              C              Y
----------------------------------------------------------------------------------------
Beginning Account Value           $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 3/1/05
Ending Account Value              $1,020.67      $1,016.43      $1,016.69      $1,022.28
On 8/31/05
Expenses Paid During Period*      $    4.56      $    8.52      $    8.52      $    3.35

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.74%, 1.69%, and 0.58%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/05
--------------------------------------------------------------------------------


In the following interview, Richard Schlanger, the Fund's portfolio manager, discusses the factors that influenced performance for the annual period ended August 31, 2005.

Q: Can you describe the market environment for fixed-income investors over the Fund's fiscal year?

A: The economy continued to show solid growth over the period, although there have been concerns that employment gains have not been on a par with those in previous recoveries. Given a backdrop of economic expansion, the Federal Reserve followed through on the "measured" approach to raising short-term interest rates that it had initiated in June of 2004. This approval took the form of eight separate hikes of one-quarter percentage point in the benchmark Fed funds rate (the interbank overnight lending rate) totaling two percentage points (200 basis points) over the Fund's fiscal year.

     Despite the Fed's less accommodative stance with respect to short-term rates, long-term interest rates were relatively stable and even fell over the last 12 months. The development confounded no less an analyst than Fed Chairman Greenspan, who referred to it as a "conundrum" in widely cited remarks. By contrast, shorter-term bonds naturally experienced yield increases - and corresponding price declines -- given the Fed's tightening over the period. Yields on shorter-maturity issues rose substantially, with six-month and two-year Treasuries experiencing yield increases of nearly two and one and a half percentage points, respectively. By contrast, long-term interest rates ended the period slightly below where they began, with the 10-year Treasury yield falling slightly. The result was a very substantial flattening of the yield curve over the 12 months. In fact, at the end of August, the yield advantage provided by 10-year versus two-year Treasuries was less than one-quarter percentage point.

Q:   How did the Fund perform in this environment?

A: The Fund's total return from August 31, 2004, through August 31, 2005, was a positive 1.31%, versus 1.39% for the unmanaged benchmark index. The Fund's SEC yield as of August 31, 2005, was 3.26%. The total return and SEC yield numbers are for Class A shares, do not include the impact of any sales charge paid, and reflect a temporary expense limitation that was in effect through August 31, 2005. Without the limitation, the yield would have been 3.09%.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     The Fund's modest total return for the year primarily reflects the difficult environment for short-term bonds, as yields increased and prices fell generally among these issues. We have the ability within the Fund's overall maturity guidelines to invest a portion of assets in longer-term issues. However, we generally maintained a cautious approach to allocating portfolio assets across maturities during the period, in view of ongoing high federal budget deficits and the uncertainties created by rising oil prices and the conflict in Iraq. This was reflected in our emphasis on issues with maturities under two years, which limited returns somewhat as longer-term issues outperformed.

     In allocating Fund assets among government, mortgage-backed, corporate, and high-yield issues we focused on the relative value offered by each sector at a particular time. It was our view that corporate issues and other sectors were trading at rich levels after a period of strong performance. As a result, we did not seek to emphasize these areas of the market, which generally performed well relative to Treasuries over the fiscal year. One of the most significant events during the period was the downgrading of GM and Ford to high-yield or "junk" status by the rating agencies. While we held both in the Fund, our exposure was lighter than that of our benchmark and peer group, which helped our relative returns. We maintained a small position in high-yield issues throughout the period, which helped performance.

Q:   What is your assessment of the current climate for fixed-income investing?

A: We have been keeping a close watch on a number of factors with the potential to lead to higher overall interest rate levels and corresponding downward pressure on bond prices. The factors include a global economy that continues to display solid growth, which should support expansion in employment over time and could put some upward pressure on inflation and interest rates. In addition, while oil prices may ease somewhat going forward, they are not likely to recede to the $30 to $40 a barrel range that we

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/05                              (continued)
--------------------------------------------------------------------------------

     saw as recently as a year ago, and that may yet impact the overall rate of inflation in a substantial way. The lack of meaningful progress in reducing the U.S. budget deficit may also push up interest rates over time.

     At the end of the Fund's reporting period, Hurricane Katrina devastated much of the Gulf Coast. While the broad economic impact of the tragedy will initially be to dampen growth, the rebuilding effort required will be massive, with monetary estimates currently ranging as high as $200 billion. There is no obvious source of funds with which to pay for this effort, and thus we expect the situation to add another level of strain to the already imposing task of reducing the deficit. In addition, while we think it is likely that the Fed is nearing the end of its current tightening cycle, the incremental economic stimulus we anticipate in 2006 in the wake of Katrina complicates this outlook to a degree.

Q:   How is the Fund positioned?

A: The Fund is somewhat conservatively positioned from the perspective of sensitivity to changes in interest rates. At the end of August, the Fund's weighted average maturity was 1.71 years, well under the Fund's maximum of three years. Moreover, among our purchases of shorter maturity issues, we have emphasized bonds trading at a discount to face value. As those bonds mature and principal is repaid, an additional element of support to the Fund's net asset value may result, regardless of the direction of short-term rates.

     Average quality of the Fund's portfolio is currently a high "AA." U.S. Treasury and agency issues totaled about 48% of assets at period end. We continue to maintain broad exposure to the major areas of the bond market, while seeking to benefit from weighting more heavily those sectors that we believe could provide better relative value. Currently, the yield advantage provided by corporate bonds and other credit-sensitive sectors versus Treasuries is quite narrow. For instance, high-quality corporate securities offer only about 20 basis points (or 0.20 percentage points) of additional yield versus Treasuries of comparable maturity. At the end of August, our weighting in corporate bonds accounted for about 25% of Fund assets, well under our anticipated upper limit. In addition, given the Fed's history of erring on the side of bringing about a recession before ending a tightening cycle, we are closely scrutinizing prospective corporate holdings on the basis of credit quality.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     A little more than one-quarter of the Fund's assets is invested in mortgage pass-through securities, down from approximately 40% at the beginning of the period. This allocation reflects some caution on our part with respect to the outlook for the housing market. Our holdings among pass throughs are focused on "balloon" mortgages, which have shorter maturities and, thus, less exposure to any future increase in long-term rates. We also are emphasizing collateralized mortgage obligations, which have more reliable cash flow than most other pass-through securities and, as a result, are not as vulnerable to the impact of changes in market interest rate levels. (By contrast, many mortgage-backed securities experience a reduced rate of prepayment on their underlying obligations when rates rise, increasing their duration - a measure of a bond's price sensitivity to changes in interest rates - and corresponding interest rate sensitivity.)

     Going forward, we will continue to seek to provide a high level of current income while maintaining a relatively stable share price. We believe our focus on quality and on reducing the impact of interest rate changes on the Fund's share price makes it an attractive option for investors seeking to maintain fixed-income exposure in an uncertain environment.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund may focus its investments in a limited number of related industries and sectors, making it more susceptible to adverse economic, political or regulatory developments affecting those industries and sectors than a portfolio that invests more broadly and, as a result, may experience greater market fluctuation.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/05                              (continued)
--------------------------------------------------------------------------------


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/05
--------------------------------------------------------------------------------


                S&P/Moody's
Principal       Ratings
Amount          (unaudited)                                                             Value
                              ASSET BACKED SECURITIES - 2.6%
                              Banks - 0.5%
                              Thrifts & Mortgage Finance - 0.5%
$  200,000         AAA/Aaa    Greenpoint Mortgage Funding Trust, Floating Rate
                                Note, 9/25/34                                     $   199,992
                                                                                  -----------
                              Total Banks                                         $   199,992
                                                                                  -----------
                              Diversified Financials - 1.6%
                              Diversified Financial Services - 0.5%
   200,000         AAA/Aaa    Volkswagon Auto Loan Trust, 2.94%, 3/22/10          $   196,330
                                                                                  -----------
                              Specialized Finance - 1.1%
   150,000         AAA/Aaa    Discover Card Master Trust I, 6.35%, 7/15/08        $   151,271
   250,000         AAA/Aaa    MBNA Credit Card Master, Floating Rate
                                Note, 10/15/10                                        240,916
                                                                                  -----------
                                                                                  $   392,187
                                                                                  -----------
                              Total Diversified Financials                        $   588,517
                                                                                  -----------
                              Utilities - 0.5%
                              Multi-Utilities - 0.5%
   189,308          NR/Aaa    PG&E Energy Recovery Funding LLC,
                                3.32%, 9/25/08                                    $   188,716
                                                                                  -----------
                              Total Utilities                                     $   188,716
                                                                                  -----------
                              TOTAL ASSET BACKED SECURITIES
                              (Cost $980,464)                                     $   977,225
                                                                                  -----------
                              COLLATERALIZED MORTGAGE OBLIGATIONS - 13.7%
                              Government - 13.7%
   148,068         AAA/Aaa    Federal Home Loan Bank, 3.0%, 8/15/09               $   147,263
   163,063         AAA/Aaa    Federal Home Loan Bank, 3.5%, 12/15/10                  162,337
   968,572         AAA/Aaa    Federal Home Loan Bank, 3.75%, 1/15/11                  967,200
   111,057         AAA/Aaa    Federal Home Loan Bank, 4.0%, 10/15/09                  110,975
   193,108         AAA/Aaa    Federal Home Loan Bank, 4.0%, 3/15/11                   192,880
   198,251         AAA/Aaa    Federal Home Loan Bank, 4.0%, 12/15/12                  195,886
   539,821         AAA/Aaa    Federal Home Loan Bank, 4.0%, 12/15/16                  534,549
   500,000         AAA/Aaa    Federal Home Loan Bank, 4.0%, 12/25/20                  498,885
   270,950         AAA/Aaa    Federal Home Loan Bank, 4.0%, 4/15/21                   269,968
   186,438         AAA/Aaa    Federal Home Loan Bank, 4.0%, 4/15/22                   184,978
   212,239         AAA/Aaa    Federal Home Loan Bank, 4.5%, 11/15/09                  212,666
   118,628         AAA/Aaa    Federal Home Loan Bank, 4.5%, 6/15/14                   118,665
   207,873         AAA/Aaa    Federal Home Loan Bank, 4.5%, 3/25/16                   208,171
   231,766         AAA/Aaa    Federal Home Loan Bank, 4.84%, 1/25/12                  234,594
    10,027         AAA/Aaa    Federal Home Loan Bank, 5.5%, 6/15/15                    10,012
    89,910         AAA/Aaa    Federal Home Loan Bank, 6.0%, 6/15/23                    90,930


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/05                                      (continued)
--------------------------------------------------------------------------------


                S&P/Moody's
Principal       Ratings
Amount          (unaudited)                                                         Value
                              Government - (continued)
$   78,281         AAA/Aaa    Federal Home Loan Bank, 6.0%, 3/25/31           $    78,956
   250,000         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                5.5%, 7/15/17                                     253,453
   644,556         AAA/Aaa    Federal National Mortgage Association,
                                4.0%, 11/25/14                                    641,021
                                                                              -----------
                              Total Government                                $ 5,113,389
                                                                              -----------
                              TOTAL COLLATERALIZED MORTGAGE
                              OBLIGATIONS
                              (Cost $5,153,782)                               $ 5,113,389
                                                                              -----------
                              CORPORATE BONDS - 25.9%
                              Energy - 2.8%
                              Integrated Oil & Gas - 0.7%
   250,000          A3/A3     Occidental Petroleum, 4.0%, 11/30/07            $   248,328
                                                                              -----------
                              Oil & Gas Equipment & Services - 0.5%
   200,000        BBB+/Baa1   Cooper Cameron Corp., 2.65%, 4/15/07            $   194,022
                                                                              -----------
                              Oil & Gas Exploration & Production - 0.6%
   225,000         BBB/Baa3   Ocean Energy, Inc., 4.375%, 10/1/07             $   224,734
                                                                              -----------
                              Oil & Gas Refining & Marketing - 1.0%
   300,000         BB+/Baa3   Enterprise Products, 4.0%, 10/15/07             $   295,850
    60,000         BB-/Ba2    Semco Energy, Inc., 7.125%, 5/15/08                  61,671
                                                                              -----------
                                                                              $   357,521
                                                                              -----------
                              Total Energy                                    $ 1,024,605
                                                                              -----------
                              Materials - 2.6%
                              Diversified Chemical - 1.1%
   200,000          BB-/B2    Equistar Chemical, LP, 6.5%, 2/15/06            $   200,250
   200,000         BBB/Baa3   ICI Wilmington, Inc., 4.375%, 12/1/08               198,498
                                                                              -----------
                                                                              $   398,748
                                                                              -----------
                              Paper Packaging - 1.0%
   300,000         BBB/Baa3   Sealed Air Corp., 5.375%, 4/15/08 (144A)        $   303,999
    62,000         BB-/Ba3    Abitibi-Consolidated, Inc., 6.95%, 12/15/06          63,085
                                                                              -----------
                                                                              $   367,084
                                                                              -----------
                              Specialty Chemicals - 0.5%
   200,000          BB-/B1    Arco Chemical Co., 9.375%, 12/15/05             $   202,000
                                                                              -----------
                              Total Materials                                 $   967,832
                                                                              -----------
                              Capital Goods - 2.7%
                              Aerospace & Defense - 0.5%
   200,000          BB/Ba2    Bombardier Capital, Inc., 6.125%, 6/29/06
                                (144A)                                        $   200,000
                                                                              -----------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                S&P/Moody's
Principal       Ratings
Amount          (unaudited)                                                               Value

                              Building Products - 0.3%
$  100,000          B-/B3     Builders Firstsource, Inc., Floating Rate Note,
                                2/15/12                                             $   100,500
                                                                                    -----------
                              Construction & Farm Machinery & Heavy Trucks - 0.6%
   225,000          A-/A3     Caterpillar Financial Service Corp., 3.8%, 2/8/08         222,687
                                                                                    -----------
                              Industrial Conglomerates - 1.3%
   250,000         AAA/Aaa    General Electric Corp., 4.0%, 6/15/09                 $   247,134
   250,000         AAA/Aaa    General Electric Corp., 4.125%, 3/4/08                    249,613
                                                                                    -----------
                                                                                    $   496,747
                                                                                    -----------
                              Total Capital Goods                                   $ 1,019,934
                                                                                    -----------
                              Commercial Services & Supplies - 0.5%
                              Diversified Commercial Services - 0.5%
   200,000        BBB+/Baa1   Deluxe Corp., 3.5%, 10/1/07                           $   195,148
                                                                                    -----------
                              Total Commercial Services & Supplies                  $   195,148
                                                                                    -----------
                              Transportation - 0.5%
                              Airlines - 0.5%
   200,000         AA+/Aa2    Southwest Airlines Co., 5.496%, 11/1/06               $   202,439
                                                                                    -----------
                              Total Transportation                                  $   202,439
                                                                                    -----------
                              Automobiles & Components - 1.5%
                              Auto Parts & Equipment - 0.5%
   200,000         CCC-/B3    Delphi Corp., 6.55%, 6/15/06                          $   170,000
                                                                                    -----------
                              Automobile Manufacturers - 1.0%
   125,000        BBB-/Baa3   Hertz Corp., 4.7%, 10/02/06                           $   123,939
   250,000         BB+/Baa3   Hyundai Motor Co., 5.3%, 12/19/08 (144A)                  252,423
                                                                                    -----------
                                                                                    $   376,362
                                                                                    -----------
                              Total Automobiles & Components                        $   546,362
                                                                                    -----------
                              Consumer Durables & Apparel - 1.2%
                              Homebuilding - 0.7%
   250,000         BBB/Baa2   Centex Corp., 4.75%, 1/15/08                          $   250,788
                                                                                    -----------
                              Household Appliances - 0.5%
   200,000           A/A2     Stanley Works, 3.5%, 11/1/07                          $   196,749
                                                                                    -----------
                              Total Consumer Durables & Apparel                     $   447,537
                                                                                    -----------
                              Consumer Services - 0.6%
                              Hotels, Resorts & Cruise Lines - 0.6%
   225,000          A-/A3     Carnival Corp., 3.75%, 11/15/07                       $   222,158
                                                                                    -----------
                              Total Consumer Services                               $   222,158
                                                                                    -----------
                              Media - 1.8%
                              Broadcasting & Cable Television - 0.8%
   300,000         BB+/Baa2   Cox Enterprises, Inc., 4.375%, 5/1/08 (144A)          $   297,014
                                                                                    -----------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/05                                      (continued)
--------------------------------------------------------------------------------


                S&P/Moody's
Principal       Ratings
Amount          (unaudited)                                                          Value

                              Movies & Entertainment - 1.0%
$   70,000        BBB+/Baa1   AOL Time Warner, Inc., 6.125%, 4/15/06           $    70,829
   285,000         A-/Baa1    Walt Disney Co., 5.375%, 6/1/07                      290,316
                                                                               -----------
                                                                               $   361,145
                                                                               -----------
                              Total Media                                      $   658,159
                                                                               -----------
                              Food & Drug Retailing - 0.5%
                              Food Distributors - 0.5%
   200,000         BBB/Baa2   Cadbury Schweppes US Financial, 3.875%,
                                10/1/08 (144A)                                 $   196,831
                                                                               -----------
                              Total Food & Drug Retailing                      $   196,831
                                                                               -----------
                              Food, Beverage & Tobacco - 1.0%
                              Packaged Foods & Meats - 0.5%
   170,000         BBB/Baa3   Tyson Foods, Inc., 6.625%, 10/17/05              $   170,308
                                                                               -----------
                              Tobacco - 0.5%
   200,000         BBB/Baa2   Altria Group, Inc., 6.375%, 2/1/06               $   201,483
                                                                               -----------
                              Total Food, Beverage & Tobacco                   $   371,791
                                                                               -----------
                              Health Care Equipment & Services - 0.8%
                              Health Care Distributors - 0.4%
   150,000         BBB/Baa3   Cardinal Health, Inc., 6.0%, 1/15/06             $   150,738
                                                                               -----------
                              Health Care Facilities - 0.4%
   145,000         BB+/Ba2    HCA, Inc., 7.0%, 7/01/07                         $   149,354
                                                                               -----------
                              Total Health Care Equipment & Services           $   300,092
                                                                               -----------
                              Banks - 2.2%
                              Diversified Banks - 0.8%
   300,000         BBB+/A3    Popular North America, Inc., 3.875%, 10/1/08     $   294,902
                                                                               -----------
                              Thrifts & Mortgage Finance - 1.3%
   200,000           A/A3     Countrywide Home Loan, 3.5%, 12/19/05            $   199,695
   300,000         AAA/Aaa    Federal National Mortgage Association,
                                3.04%, 4/27/07                                     295,342
                                                                               -----------
                                                                               $   495,037
                                                                               -----------
                              Total Banks                                      $   789,939
                                                                               -----------
                              Diversified Financials - 3.7%
                              Consumer Finance - 0.7%
    70,000        BBB-/Baa3   Capital One Financial, 7.25%, 5/1/06             $    71,300
   100,000           A/A1     Household Finance Corp., Floating Rate Note,
                                8/15/08                                            100,197
   100,000           A/A2     SLM Corp., Floating Rate Note, 12/15/08              100,034
                                                                               -----------
                                                                               $   271,531
                                                                               -----------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                S&P/Moody's
Principal       Ratings
Amount          (unaudited)                                                              Value

                              Diversified Financial Services - 2.3%
$  250,000         AA-/Aa1    Citigroup, Inc., Floating Rate Note, 3/16/12         $   249,507
   100,000        BBB+/Baa1   ERAC USA Finance Co., 6.625%, 5/15/06 (144A)             101,013
    50,000         BB+/Baa3   Ford Motor Credit Co., 4.95%, 1/15/08                     48,096
   125,000         BB+/Baa3   Ford Motor Credit Co., 6.875%, 2/1/06                    125,831
   145,000          BB/Ba1    General Motors Acceptance Corp., 4.5% 7/15/06            143,992
   200,000          A-/A3     John Deere Capital Corp., 3.875%, 3/7/07                 199,202
                                                                                   -----------
                                                                                   $   867,641
                                                                                   -----------
                              Specialized Finance - 0.7%
   250,000           A/A2     CIT Group, Inc., 3.65%, 11/23/07                     $   246,525
                                                                                   -----------
                              Total Diversified Financials                         $ 1,385,697
                                                                                   -----------
                              Insurance - 0.7%
                              Multi-Line Insurance - 0.1%
    50,000          AA-/A1    International Lease Finance Corp., 4.0%, 1/17/06     $    49,955
                                                                                   -----------
                              Property & Casualty Insurance - 0.6%
   225,000        BBB+/Baa2   Berkley (WR) Corp., 6.25%, 1/15/06                   $   225,622
                                                                                   -----------
                              Total Insurance                                      $   275,577
                                                                                   -----------
                              Real Estate - 0.2%
                              Real Estate Investment Trusts - 0.2%
    85,000           B/B1     Crescent Real Estate, 7.5%, 9/15/07                  $    87,019
                                                                                   -----------
                              Total Real Estate                                    $    87,019
                                                                                   -----------
                              Technology Hardware & Equipment - 0.7%
                              Computer Hardware - 0.5%
   200,000          A-/A3     Hewlett-Packard Co., 3.625%, 3/15/08                 $   196,966
                                                                                   -----------
                              Technology Distributors - 0.2%
    50,000        BBB-/Baa3   Arrow Electronics, Inc., 7.0%, 1/15/07               $    51,189
                                                                                   -----------
                              Total Technology Hardware & Equipment                $   248,155
                                                                                   -----------
                              Telecommunication Services - 0.7%
                              Integrated Telecommunication Services - 0.4%
    70,000         BB+/Ba1    AT&T Corp., 7.0%, 11/15/06 (STEP)                    $    72,954
    60,000         BB+/Ba1    AT&T Corp., 7.5%, 6/1/06                                  61,280
                                                                                   -----------
                                                                                   $   134,234
                                                                                   -----------
                              Wireless Telecommunication Services - 0.3%
    50,000          A/Baa2    AT&T Wireless, 7.35%, 3/1/06                         $    50,794
    50,000          A/Baa2    Cingular Wireless LLC, 5.625%, 12/15/06                   50,739
                                                                                   -----------
                                                                                   $   101,533
                                                                                   -----------
                              Total Telecommunication Services                     $   235,767
                                                                                   -----------

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/05                                      (continued)
--------------------------------------------------------------------------------


                S&P/Moody's
Principal       Ratings
Amount          (unaudited)                                                            Value

                              Utilities - 1.3%
                              Electric Utilities - 0.8%
$  100,000          A-/A2     Northern States Power, 2.875%, 8/1/06              $    98,937
   200,000        BBB-/Baa2   Pinnacle West Energy Corp., Floating Rate Note,
                                4/1/07 (144A)                                        200,058
                                                                                 -----------
                                                                                 $   298,995
                                                                                 -----------
                              Gas Utilities - 0.5%
   200,000         BBB/Baa3   Panhandle Eastern Pipeline, 2.75%, 3/15/07         $   195,085
                                                                                 -----------
                              Total Utilities                                    $   494,080
                                                                                 -----------
                              TOTAL CORPORATE BONDS
                              (Cost $9,933,484)                                  $ 9,669,122
                                                                                 -----------
                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 56.6%
                              Banks - 4.5%
                              Thrifts & Mortgage Finance - 4.5%
   200,000         AAA/Aaa    Fannie Mae, 3.5%, 7/26/06 (STEP)                   $   198,770
   500,000         AAA/Aaa    Fannie Mae, 4.0%, 5/23/07                              498,412
   500,000         AAA/Aaa    Fannie Mae, 4.4%, 7/28/08                              499,464
   250,000         AAA/Aaa    Fannie Mae, 4.65%, 5/17/10                             249,458
   250,000         AAA/Aaa    Fannie Mae, 4.7%, 7/28/10                              250,221
                                                                                 -----------
                                                                                 $ 1,696,325
                                                                                 -----------
                              Total Banks                                        $ 1,696,325
                                                                                 -----------
                              Government - 52.8%
   100,000         AAA/Aaa    Federal Home Loan Bank, 3.1%, 12/15/06             $    98,890
   300,000         AAA/Aaa    Federal Home Loan Bank, 3.45%, 1/10/07                 297,780
   250,000         AAA/Aaa    Federal Home Loan Bank, 3.875%, 3/20/07                248,879
   200,000         AAA/Aaa    Federal Home Loan Bank, 4.0%, 6/13/07                  199,402
   300,000         AAA/Aaa    Federal Home Loan Bank, 4.0%, 6/29/07                  299,025
   250,000         AAA/Aaa    Federal Home Loan Bank, 4.125%, 2/15/08                250,097
   250,000         AAA/Aaa    Federal Home Loan Bank, 4.14%, 12/28/07                249,140
   250,000         AAA/Aaa    Federal Home Loan Bank ,4.15%, 7/5/07                  249,400
   750,000         AAA/Aaa    Federal Home Loan Bank, 4.43%, 4/7/08                  749,736
   300,000         AAA/Aaa    Federal Home Loan Bank, 4.51%, 8/25/08                 300,599
   250,000         AAA/Aaa    Federal Home Loan Bank, 4.57%, 10/17/08                249,619
   250,000         AAA/Aaa    Federal Home Loan Bank, 4.875%, 8/16/10                250,969
   250,000         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                2.15%, 2/10/06                                       248,228
   100,000         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                2.375%, 11/25/05                                      99,683
   100,000         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                3.0%, 9/29/06                                         98,794

20  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                S&P/Moody's
Principal       Ratings
Amount          (unaudited)                                                   Value
                              Government - (continued)
$  202,778         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                3.0%, 8/1/10                            $   193,713
   150,000         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                3.3%, 9/14/07                               147,984
   250,000         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                3.625%, 2/15/08                             247,565
   200,000         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                3.75%, 8/3/07                               198,902
   200,000         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                4.125%, 8/28/07                             199,382
   200,000         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                4.5%, 8/22/07                               200,674
   149,902         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                4.5%, 3/1/08                                150,133
   147,447         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                5.0%, 12/1/08                               148,666
    38,787         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                5.5%, 4/01/08                                39,362
   162,479         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                5.5%, 9/1/08                                165,042
   223,494         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                5.5%, 12/1/08                               227,019
   102,541         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                6.0%, 3/1/07                                104,108
   141,585         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                6.5%, 12/01/07                              144,948
   136,829         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                6.5%, 3/1/11                                141,681
   223,900         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                6.5%, 7/1/16                                231,769
    75,775         AAA/Aaa    Federal Home Loan Mortgage Corp.,
                                6.5%, 6/1/17                                 78,428
   127,871         AAA/Aaa    Federal Home Mortgage Association,
                                4.5%, 11/01/07                              128,012
   111,917         AAA/Aaa    Federal Home Mortgage Association,
                                5.5%, 9/1/07                                113,525
   228,906         AAA/Aaa    Federal National Mortgage Association,
                                3.5%, 5/25/12                               227,054
   250,000         AAA/Aaa    Federal National Mortgage Association,
                                3.55%, 1/30/07                              248,178

  The accompanying notes are an integral part of these financial statements.  21

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/05                                      (continued)
--------------------------------------------------------------------------------


                S&P/Moody's
Principal       Ratings
Amount          (unaudited)                                                      Value
                              Government - (continued)
$  250,000         AAA/Aaa    Federal National Mortgage Association,
                                4.0%, 8/08/08                              $   248,201
   300,000         AAA/Aaa    Federal National Mortgage Association,
                                4.45%, 10/12/07                                300,140
   295,000         AAA/Aaa    Federal National Mortgage Association,
                                4.5%, 10/25/15                                 295,482
   219,610         AAA/Aaa    Federal National Mortgage Association,
                                5.0%, 10/1/09                                  221,335
   169,721         AAA/Aaa    Federal National Mortgage Association,
                                5.0%, 3/1/09                                   171,054
    75,667         AAA/Aaa    Federal National Mortgage Association,
                                5.5%, 1/1/12                                    77,465
   103,610         AAA/Aaa    Federal National Mortgage Association,
                                6.5%, 6/1/14                                   107,475
    73,581         AAA/Aaa    Federal National Mortgage Association,
                                6.5%, 6/1/16                                    76,283
   188,108         AAA/Aaa    Federal National Mortgage Association,
                                6.5%, 8/1/17                                   195,003
   148,777         AAA/Aaa    Government National Mortgage Association,
                                6.0%, 5/20/13                                  153,889
   157,775         AAA/Aaa    Government National Mortgage Association,
                                7.0%, 1/15/09                                  163,452
   137,741         AAA/Aaa    Government National Mortgage Association,
                                7.0%, 11/15/13                                 144,842
   700,000         AAA/Aaa    U.S. Treasury Notes, 3.375%, 9/15/09             687,832
   250,000         AAA/Aaa    U.S. Treasury Bonds, 1.875%, 1/31/06             248,145
   200,000         AAA/Aaa    U.S. Treasury Bonds, 2.5%, 9/30/06               197,273
   250,000         AAA/Aaa    U.S. Treasury Bonds, 4.0%, 6/15/09               251,358
 1,400,000         AAA/Aaa    U.S. Treasury Notes, 2.25%, 4/30/06            1,386,218
   650,000         AAA/Aaa    U.S. Treasury Notes, 3.0%, 12/31/06              643,043
 1,050,000         AAA/Aaa    U.S. Treasury Notes, 3.125%, 4/15/09           1,024,447
   700,000         AAA/Aaa    U.S. Treasury Notes, 3.25%, 8/15/08              688,679
   750,000         AAA/Aaa    U.S. Treasury Notes, 3.375%, 2/15/08             741,797
   250,000         AAA/Aaa    U.S. Treasury Notes, 3.5%, 5/31/07               248,604
   800,000         AAA/Aaa    U.S. Treasury Notes, 3.625%, 6/30/07             796,938
 1,000,000         AAA/Aaa    U.S. Treasury Notes, 3.75%, 3/31/07              998,672

22  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                S&P/Moody's
Principal       Ratings
Amount          (unaudited)                                                        Value
                              Government - (continued)
$1,500,000         AAA/Aaa    U.S. Treasury Strip Principal, 0%, 5/15/07     $ 1,406,722
   750,000         AAA/Aaa    U.S. Treasury Notes, 3.125%, 5/15/07               741,358
                                                                             -----------
                              Total Government                               $19,442,093
                                                                             -----------
                              TOTAL U.S. GOVERNMENT AND
                              AGENCY OBLIGATIONS
                              (Cost $20,984,585)                             $21,138,418
                                                                             -----------
                              TOTAL INVESTMENTS IN SECURITIES - 98.8%
                              (Cost $37,052,315)                             $36,898,154
                                                                             -----------
                              OTHER ASSETS AND LIABILITIES - 1.2%            $   427,240
                                                                             -----------
                              TOTAL NET ASSETS - 100.0%                      $37,325,394
                                                                             ===========

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2005 the value of these securities amounted to $1,551,338 or 4.2% of total net assets.

STEP Debt obligation initially issued at one coupon which converts to another coupon at a specified date. The rate shown is the rate at the end of the year.

(a) At August 31, 2005 the net unrealized gain on investments based on cost for federal income tax purposes of $37,161,851 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                          $   31,819
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                            (295,516)
                                                                                   ----------
         Net unrealized loss                                                       $ (263,697)
                                                                                   ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2005, were as follows:

                                         Purchases          Sales
         Long-term U.S. Government      $38,784,329      $14,949,997
         Other Long-term Securities     $10,162,816      $ 1,742,356


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/05
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (cost $37,052,315)                        $36,898,154
  Cash                                                                   286,262
  Receivables -
    Fund shares sold                                                     156,927
    Interest                                                             288,790
  Due from Pioneer Investment Management, Inc.                             7,173
  Other                                                                    7,570
                                                                     -----------
     Total assets                                                    $37,644,876
                                                                     -----------
LIABILITIES:
  Payables -
    Investment securities purchased                                  $   250,821
    Fund shares repurchased                                                1,552
    Dividends                                                             13,633
  Due to affiliates                                                       14,176
  Accrued expenses                                                        39,300
                                                                     -----------
     Total liabilities                                               $   319,482
                                                                     -----------
NET ASSETS:
  Paid-in capital                                                    $37,640,793
  Undistributed net investment income                                     36,168
  Accumulated net realized loss on investments                          (197,406)
  Net unrealized loss on investments                                    (154,161)
                                                                     -----------
     Total net assets                                                $37,325,394
                                                                     ===========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $11,512,036/1,170,013 shares)                    $      9.84
                                                                     ===========
  Class B (based on $3,337,726/339,187 shares)                       $      9.84
                                                                     ===========
  Class C (based on $4,803,999/489,155 shares)                       $      9.82
                                                                     ===========
  Class Y (based on $17,671,633/1,794,829 shares)                    $      9.85
                                                                     ===========
MAXIMUM OFFERING PRICE:
  Class A ($9.84 [divided by] 97.5%)                                 $     10.09
                                                                     ===========


24  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 8/31/05


INVESTMENT INCOME:
  Interest                                               $811,396
                                                         --------
    Total investment income                                             $  811,396
                                                                        ----------
EXPENSES:
  Management fees                                        $ 94,841
  Transfer agent fees and expenses
    Class A                                                 4,931
    Class B                                                 2,340
    Class C                                                 3,815
    Class Y                                                   320
  Distribution fees
    Class A                                                24,543
    Class B                                                18,426
    Class C                                                43,036
  Administrative reimbursements                            18,647
  Custodian fees                                           14,117
  Registration fees                                        55,817
  Professional fees                                        51,708
  Printing expense                                         16,535
  Fees and expenses of nonaffiliated trustees               5,626
  Miscellaneous                                             3,730
                                                         --------
    Total expenses                                                      $  358,432
    Less management fees waived and expenses
     reimbursed by Pioneer Investment Management, Inc.                    (120,512)
    Less fees paid indirectly                                                 (123)
                                                                        ----------
    Net expenses                                                        $  237,797
                                                                        ----------
     Net investment income                                              $  573,599
                                                                        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized loss on investments                                      $  (20,827)
  Change in net unrealized gain on investments                            (173,051)
                                                                        ----------
  Net loss on investments                                               $ (193,878)
                                                                        ----------
  Net increase in net assets resulting from operations                  $  379,721
                                                                        ----------


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Year Ended 8/31/05 and for the Period Ended 7/8/04 (Commencement of Operations) to 8/31/04


                                                                           For the
                                                                         Period from
                                                                            7/8/04
                                                                        (Commencement
                                                          Year Ended    of Operations)
                                                           8/31/05        to 8/31/04
FROM OPERATIONS:
Net investment income                                   $    573,599     $    6,031
Net realized gain (loss) on investments                      (20,827)           126
Change in net unrealized gain (loss) on investments         (173,051)        18,890
                                                        ------------     ----------
    Net increase in net assets resulting from
     operations                                         $    379,721     $   25,047
                                                        ------------     ----------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
Class A ($0.31 and $0.04 per share, respectively)       $   (305,197)    $   (3,541)
Class B ($0.22 and $0.03 per share, respectively)            (42,662)        (1,614)
Class C ($0.24 and $0.05 per share, respectively)           (102,738)        (6,934)
Class Y ($0.34 and $0.05 per share, respectively)           (264,355)        (1,248)
                                                        ------------     ----------
    Total distributions to shareowners                  $   (714,952)    $  (13,337)
                                                        ------------     ----------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 39,322,468     $5,156,536
Reinvestment of distributions                                602,119          7,219
Cost of shares repurchased                                (7,527,997)      (111,430)
                                                        ------------     ----------
    Net increase in net assets resulting from fund
     share transactions                                 $ 32,396,590     $5,052,325
                                                        ------------     ----------
    Net increase in net assets                          $ 32,061,359     $5,064,035

NET ASSETS:
Beginning of period                                        5,264,035        200,000
                                                        ------------     ----------
End of period (including undistributed net investment
  income of $36,168 and $2,867, respectively)           $ 37,325,394     $5,264,035
                                                        ============     ==========


26  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   '05 Shares       '05 Amount       '04 Shares       '04 Amount
CLASS A
Shares sold                        1,354,380        $13,483,786        147,654        $1,476,906
Reinvestment of distributions         29,172            288,304            256             2,572
Less shares repurchased             (361,023)        (3,578,349)       (10,426)         (104,361)
                                   ---------        -----------        -------        ----------
    Net increase                   1,022,529        $10,193,741        137,484        $1,375,117
                                   =========        ===========        =======        ==========

CLASS B
Shares sold                          336,111        $ 3,321,362         68,295        $  682,134
Reinvestment of distributions            920              9,082             44               441
Less shares repurchased              (69,516)          (688,795)             -                 -
                                   ---------        -----------        -------        ----------
    Net increase                     267,515        $ 2,641,649         68,339        $  682,575
                                   =========        ===========        =======        ==========

CLASS C
Shares sold                          557,340        $ 5,517,980        250,695        $2,500,888
Reinvestment of distributions          4,956             48,936            413             4,124
Less shares repurchased             (326,875)        (3,230,702)          (707)           (7,069)
                                   ---------        -----------        -------        ----------
    Net increase                     235,421        $ 2,336,214        250,401        $2,497,943
                                   =========        ===========        =======        ==========

CLASS Y
Shares sold                        1,718,949        $16,999,340         49,661        $  496,608
Reinvestment of distributions         25,927            255,797              8                82
Less shares repurchased               (3,049)           (30,151)             -                 -
                                   ---------        -----------        -------        ----------
    Net increase                   1,741,827        $17,224,986         49,669        $  496,690
                                   =========        ===========        =======        ==========


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                       For the
                                                                     Period from
                                                                        7/8/04
                                                                    (Commencement
                                                     Year Ended     of Operations)
                                                       8/31/05        to 8/31/04
CLASS A
Net asset value, beginning of period                  $ 10.02         $10.00
                                                      -------         --------
Increase from investment operations:
  Net investment income                               $  0.27         $ 0.03
  Net realized and unrealized gain (loss)
   on investments                                       (0.14)          0.03
                                                      -------         --------
     Net increase from investment operations          $  0.13         $ 0.06
Distributions to shareowners:
  Net investment income                                 (0.31)         (0.04)
                                                      -------         --------
Net increase (decrease) in net asset value            $ (0.18)        $ 0.02
                                                      -------         --------
Net asset value, end of period                        $  9.84         $10.02
                                                      =======         ========
Total return*                                            1.31%          0.59%(b)
Ratio of net expenses to average net assets+             0.90%          0.90%**
Ratio of net investment income to average
  net assets+                                            2.68%          1.64%**
Portfolio turnover rate                                    71%            24%(b)
Net assets, end of period (in thousands)              $11,512         $1,478
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                           1.40%          9.40%**
  Net investment income (loss)                           2.18%         (6.86)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                           0.90%          0.90%**
  Net investment income                                  2.68%          1.64%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
(b)  Not annualized
+    Ratio with no reduction for fees paid indirectly.


28   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                       For the
                                                                     Period from
                                                                        7/8/04
                                                                    (Commencement
                                                     Year Ended     of Operations)
                                                       8/31/05        to 8/31/04
CLASS B
Net asset value, beginning of period                  $ 10.01         $ 10.00
                                                      -------         --------
Increase from investment operations:
  Net investment income                               $  0.18         $  0.01
  Net realized and unrealized gain (loss)
   on investments                                       (0.13)           0.03
                                                      -------         --------
     Net increase from investment operations          $  0.05         $  0.04
Distributions to shareowners:
  Net investment income                                 (0.22)          (0.03)
                                                      -------         --------
Net increase (decrease) in net asset value            $ (0.17)        $  0.01
                                                      -------         --------
Net asset value, end of period                        $  9.84         $ 10.01
                                                      =======         ========
Total return*                                            0.56%           0.40%(a)
Ratio of net expenses to average net assets+             1.74%           1.89%**
Ratio of net investment income to average
  net assets+                                            1.68%           0.65%**
Portfolio turnover rate                                    71%             24%(a)
Net assets, end of period (in thousands)              $ 3,338         $   718
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                           2.29%          10.65%**
  Net investment income (loss)                           1.13%          (8.11)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                           1.74%           1.89%**
  Net investment income                                  1.68%           0.65%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
(a)  Not annualized
+    Ratio with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  29

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                       For the
                                                                     Period from
                                                                        7/8/04
                                                                    (Commencement
                                                     Year Ended     of Operations)
                                                       8/31/05        to 8/31/04
CLASS C
Net asset value, beginning of period                  $ 10.00         $ 10.00
                                                      -------         -------
Increase from investment operations:
  Net investment income                               $  0.20         $  0.03
  Net realized and unrealized gain (loss)
   on investments                                       (0.14)           0.02
                                                      -------         -------
     Net increase from investment operations          $  0.06         $  0.05
Distributions to shareowners:
  Net investment income                                 (0.24)          (0.05)
                                                      -------         -------
Net decrease in net asset value                       $ (0.18)        $     -
                                                      -------         -------
Net asset value, end of period                        $  9.82         $ 10.00
                                                      =======         =======
Total return*                                            0.58%           0.46%(a)
Ratio of net expenses to average net assets+             1.69%           1.39%**
Ratio of net investment income to average
  net assets+                                            1.95%           1.16%**
Portfolio turnover rate                                    71%             24%(a)
Net assets, end of period (in thousands)              $ 4,804         $ 2,538
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                           2.38%           9.63%**
  Net investment income (loss)                           1.26%          (7.08)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                           1.69%           1.39%**
  Net investment income                                  1.95%           1.16%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
(a)  Not Annualized
+    Ratio with no reduction for fees paid indirectly.


30   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                       For the
                                                                     Period from
                                                                        7/8/04
                                                                    (Commencement
                                                     Year Ended     of Operations)
                                                       8/31/05        to 8/31/04
CLASS Y
Net asset value, beginning of period                  $ 10.01         $10.00
                                                      -------         --------
Increase from investment operations:
  Net investment income                               $  0.30         $ 0.04
  Net realized and unrealized gain (loss)
   on investments                                       (0.12)          0.02
                                                      -------         --------
   Net increase from investment operations            $  0.18         $ 0.06
Distributions to shareowners:
  Net investment income                                 (0.34)         (0.05)
                                                      -------         --------
Net increase (decrease) in net asset value            $ (0.16)        $ 0.01
                                                      -------         --------
Net asset value, end of period                        $  9.85         $10.01
                                                      =======         ========
Total return*                                            1.86%          0.57%(a)
Ratio of net expenses to average net assets+             0.58%          0.61%**
Ratio of net investment income to average
  net assets+                                            2.53%          1.94%**
Portfolio turnover rate                                    71%            24%(a)
Net assets, end of period (in thousands)              $17,672         $  530
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                           0.99%         10.54%**
  Net investment income (loss)                           2.12%         (7.99)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                           0.58%          0.61%**
  Net investment income                                  2.53%          1.94%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
(a)  Not Annualized
+    Ratio with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  31

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Short Term Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At August 31, 2005 there were no securities fair

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Cash equivalent securities are valued at amortized cost. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

    At August 31, 2005, the Fund had a net capital loss carryforward of $15,720, which will expire in 2013, if not utilized.

    The Fund has elected to defer approximately $72,150 of capital losses recognized between November 1, 2004 and August 31, 2005 to its fiscal year ending August 31, 2006.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/05                                (continued)
--------------------------------------------------------------------------------


    The tax character of distributions paid during the years ended August 31, 2005, and August 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                                             2005          2004
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                            $714,952      $13,337
Long-term capital gain                                            -            -
                                                           --------      -------
  Total                                                    $714,952      $13,337
                                                           ========      =======
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at August 31, 2005:

--------------------------------------------------------------------------------
                                                                           2005
--------------------------------------------------------------------------------
Undistributed ordinary income                                         $  49,801
Capital loss carryforward                                               (15,720)
Post-October loss deferral                                              (72,150)
Dividends payable                                                       (13,633)
Unrealized depreciation                                                (263,697)
                                                                      ---------
  Total                                                               $(315,399)
                                                                      =========
--------------------------------------------------------------------------------


    The difference between book basis and tax-basis unrealized apprecia tion is attributable to the tax treatment of premium and amortization.

    At August 31, 2005, the Fund has reclassified $174,654 to increase undistributed net investment income, $4,621 to increase paid in capital, $170,033 to decrease accumulated net realized loss on investments, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $26,356 in underwriting commissions on the sale of Class A shares for the year ended August 31, 2005.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.


2.  Management Agreement

Pioneer Investment Management Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

PIM has contractually agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.90% of the average daily net assets attributable to Class A shares. This agreement is temporary and may be terminated or revised by PIM at any time without notice. The portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/05                                (continued)
--------------------------------------------------------------------------------


August 31, 2005, $1,990 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.


3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,778 in transfer agent fees payable to PIMSS at August 31, 2005.

4.  Distribution Plan

The Fund adopted a Plan of Distribution for three classes of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $10,408 in distribution fees payable to PFD at August 31, 2005.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchases are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2005, CDSCs in the amount of $8,185 were paid to PFD.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


5.  Expense Offset and Agreements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended August 31, 2005, the Fund's expenses were reduced by $123 under such arrangements.


6.  Subsequent Event

On June 26, 2005, the Board of Trustees approved the merger of the AmSouth Limited Term Bond Fund with and into the Fund, subject to approval by the shareholders of the AmSouth Limited Term Bond Fund at a Special Meeting called for September 22, 2005. The merger was approved and the merger occurred as of the close of business on September 23, 2005.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


To the Board of Trustees and Shareowners of Pioneer Short Term Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Short Term Income Fund (the "Fund") as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended August 31, 2005 and for the period from July 8, 2004 (commencement of operations) to August 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Short Term Income Fund at August 31, 2005, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended August 31, 2005 and for the period from July 8, 2004 (commencement of operations) to August 31, 2004 in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
October 7, 2005

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 88 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------


                          Positions Held          Length of Service     Principal Occupation During         Other Directorships Held
Name and Age              With the Fund           and Term of Office    Past Five Years                     By this Trustee
John F. Cogan, Jr. (79)*  Chairman of the         Trustee since 2004.   Deputy Chairman and a Director of   Chairman and Director of
                          Board,                  Serves until          Pioneer Global Asset Management     ICI Mutual Insurance
                          Trustee and President   successor trustee is  S.p.A. ("PGAM"); Non-Executive      Company; Director of
                                                  elected or earlier    Chairman and a Director of Pioneer  Harbor Global Company,
                                                  retirement or         Investment Management USA Inc.      Ltd.
                                                  removal               ("PIM-USA"); Chairman and a
                                                                        Director of Pioneer; Director of
                                                                        Pioneer Alternative Investment
                                                                        Management Limited (Dublin);
                                                                        President and a Director of Pioneer
                                                                        Alternative Investment Management
                                                                        (Bermuda) Limited and affiliated
                                                                        funds; President and Director of
                                                                        Pioneer Funds Distributor, Inc.
                                                                        ("PFD"); President of all of the
                                                                        Pioneer Funds; and Of Counsel
                                                                        (since 2000, partner prior to
                                                                        2000), Wilmer Cutler Pickering Hale
                                                                        and Dorr LLP (counsel to PIM-USA
                                                                        and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**     Trustee and             Trustee since 2004.   President and Chief Executive       None
                          Executive Vice          Serves until          Officer, PIM-USA since May 2003
                          President               successor trustee is  (Director since January 2001);
                                                  elected or earlier    President and Director of Pioneer
                                                  retirement or         since May 2003; Chairman and
                                                  removal               Director of Pioneer Investment
                                                                        Management Shareholder Services
                                                                        Inc. ("PIMSS") since May 2003;
                                                                        Executive Vice President of all of
                                                                        the Pioneer Funds since June 2003;
                                                                        Executive Vice President and Chief
                                                                        Operating Officer of PIM-USA,
                                                                        November 2000 to May 2003.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held   Length of Service       Principal Occupation During           Other Directorships Held
Name, Age and Address     With the Fund    and Term of Office      Past Five Years                       by this Trustee
David R. Bock**(61)       Trustee          Trustee since 2005.     Senior Vice President and Chief       Director of The Enterprise
3050 K. Street NW,                         Serves until            Financial Officer, I-trax, Inc.       Social Investment
Washington, DC 20007                       successor trustee       (publicly traded health care          Company (privately-held
                                           is elected or earlier   services company) (2001 - present);   affordable housing
                                           retirement or removal.  Managing Partner, Federal City        finance company);
                                                                   Capital Advisors (boutique merchant   Director of New York
                                                                   bank) (1995 - 2000; 2002 to 2004);    Mortgage Trust (publicly
                                                                   Executive Vice President and Chief    traded mortgage REIT)
                                                                   Financial Officer, Pedestal Inc.
                                                                   (internet-based mortgage trading
                                                                   company) (2000 - 2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------

Mary K. Bush (57)         Trustee          Trustee since 2004.     President, Bush International         Director of Brady
3509 Woodbine Street,                      Serves until            (international financial advisory     Corporation (industrial
Chevy Chase, MD 20815                      successor trustee       firm)                                 identification and
                                           is elected or earlier                                         specialty coated
                                           retirement or removal                                         material products
                                                                                                         manufacturer),
                                                                                                         Millennium Chemicals,
                                                                                                         Inc. (commodity
                                                                                                         chemicals), Mortgage
                                                                                                         Guaranty Insurance
                                                                                                         Corporation, and R.J.
                                                                                                         Reynolds Tobacco
                                                                                                         Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------

Margaret B.W. Graham (58) Trustee          Trustee since 2004.     Founding Director, The Winthrop       None
1001 Sherbrooke Street                     Serves until            Group, Inc. (consulting firm);
West,                                      successor trustee       Professor of Management, Faculty of
Montreal, Quebec, Canada                   is elected or earlier   Management, McGill University
H3A 1G5                                    retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------


                                Positions Held  Length of Service       Principal Occupation During         Other Directorships Held
Name, Age and Address           With the Fund   and Term of Office      Past Five Years                     by this Trustee
Marguerite A. Piret (57)        Trustee         Trustee since 2004.     President and Chief Executive       Director of New America
One Boston Place, 28th Floor,                   Serves until            Officer, Newbury, Piret & Company,  High Income Fund, Inc.
Boston, MA 02108                                successor trustee       Inc. (investment banking firm)      (closed-end investment
                                                is elected or earlier                                       company)
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)            Trustee         Trustee since 2004.     Senior Counsel, Sullivan &          Director, The Swiss
125 Broad Street,                               Serves until            Cromwell (law firm)                 Helvetia Fund, Inc.
New York, NY 10004                              successor trustee                                           (closed-end investment
                                                is elected or earlier                                       company) and
                                                retirement or removal                                       AMVESCAP PLC
                                                                                                            (investment managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)              Trustee         Trustee since 2004.     President, John Winthrop & Co.,     None
One North Adgers Wharf,                         Serves until            Inc. (private investment firm)
Charleston, SC 29401                            successor trustee
                                                is elected or earlier
                                                retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------


                             Positions Held        Length of Service       Principal Occupation During      Other Directorships Held
Name and Age                 With the Fund         and Term of Office      Past Five Years                  by this Officer
Dorothy E. Bourassa (57)     Secretary             Since 2004. Serves      Secretary of PIM-USA; Senior     None
                                                   at the discretion of    Vice President - Legal of
                                                   the Board               Pioneer; and Secretary/Clerk
                                                                           of most of PIM-USA's
                                                                           subsidiaries; Secretary of all
                                                                           of the Pioneer Funds since
                                                                           September 2003 (Assistant
                                                                           Secretary from November 2000
                                                                           to September 2003).
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (40)   Assistant Secretary   Since 2004. Serves      Assistant Vice President and     None
                                                   at the discretion of    Senior Counsel of Pioneer
                                                   the Board               since July 2002; Vice
                                                                           President and Senior Counsel
                                                                           of BISYS Fund Services, Inc.
                                                                           (April 2001 to June 2002);
                                                                           Senior Vice President and
                                                                           Deputy General Counsel of
                                                                           Funds Distributor, Inc. (July
                                                                           2000 to April 2001); Assistant
                                                                           Secretary of all Pioneer Funds
                                                                           since September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)         Assistant Secretary   Since 2004. Serves      Partner, Wilmer Cutler           None
                                                   at the discretion of    Pickering Hale and Dorr LLP;
                                                   the Board               Assistant Secretary of all
                                                                           Pioneer Funds since September
                                                                           2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)            Treasurer             Since 2004. Serves      Vice President - Fund            None
                                                   at the discretion of    Accounting, Administration and
                                                   the Board               Custody Services of Pioneer;
                                                                           and Treasurer of all of the
                                                                           Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (45)         Assistant Treasurer   Since November          Deputy Treasurer of Pioneer      None
                                                   2004. Serves            since 2004; Treasurer and
                                                   at the discretion of    Senior Vice President, CDC
                                                   the Board               IXIS Asset Management Services
                                                                           from 2002 to 2003; Assistant
                                                                           Treasurer and Vice President,
                                                                           MFS Investment Management from
                                                                           1997 to 2002; and Assistant
                                                                           Treasurer of all of the
                                                                           Pioneer Funds since November
                                                                           2004
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Short Term Income Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------


                              Positions Held        Length of Service      Principal Occupation During      Other Directorships Held
Name and Age                  With the Fund         and Term of Office     Past Five Years                  by this Officer
Luis I. Presutti (40)         Assistant Treasurer   Since 2004. Serves     Assistant Vice President -       None
                                                    at the discretion of   Fund Accounting,
                                                    the Board              Administration and Custody
                                                                           Services of Pioneer; and
                                                                           Assistant Treasurer of all of
                                                                           the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)            Assistant Treasurer   Since 2004. Serves     Fund Accounting Manager - Fund   None
                                                    at the discretion of   Accounting, Administration and
                                                    the Board              Custody Services of Pioneer;
                                                                           and Assistant Treasurer of all
                                                                           of the Pioneer Funds since May
                                                                           2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (31)   Assistant Treasurer   Since 2004. Serves     Fund Administration Manager -    None
                                                    at the discretion of   Fund Accounting,
                                                    the Board              Administration and Custody
                                                                           Services since June 2003;
                                                                           Assistant Vice President -
                                                                           Mutual Fund Operations of
                                                                           State Street Corporation from
                                                                           June 2002 to June 2003
                                                                           (formerly Deutsche Bank Asset
                                                                           Management); Pioneer Fund
                                                                           Accounting, Administration and
                                                                           Custody Services (Fund
                                                                           Accounting Manager from August
                                                                           1999 to May 2002), Assistant
                                                                           Treasurer of all Pioneer Funds
                                                                           since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)          Chief Compliance      Since October 2004.    Chief Compliance Officer of      None
                              Officer               Serves at the          Pioneer (Director of
                                                    discretion of          Compliance and Senior Counsel
                                                    the Board              from November 2000 to
                                                                           September 2004); Vice
                                                                           President and Chief Compliance
                                                                           Officer of all of the Pioneer
                                                                           Funds since 2004
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------


We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Please consider the Fund's investment objectives , risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filings of its Form N-1A totaled approximately $38,750 in 2005 and $35,000 in 2004.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund for the fiscal years ended August 31, 2005 and 2004.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $6,800 for 2005 and $6,000 for 2004.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended August 31, 2005 and 2004.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Funds auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended August 31, 2005 and 2004, there were no services provided to an affiliate that required the Funds audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately
$6,800 in 2005 and $6,000 in 2004.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  October 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 27, 2005

* Print the name and title of each signing officer under his or her signature.